Stock-Based Compensation - Warrant For Marketing Services (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Compensation recognized		$ 325,038	$ 17,613	$ 7,210
Marketing Services Warrant | Non-employee
Class of Warrant or Right [Line Items]
Number of stock to be purchased by warrants	0.3
Exercise price of warrants	$ 0.01
Warrant term	5 years
Compensation recognized			$ 400